Significant Accounting Policies-Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule Of Revenue By Major Customers By Reporting Segments [Table Text Block]
Customer	2013	2012	2011
A	18%	-	-
B	16%	-	-
C	12%	19%	15%
D	10%	-	-
E	-	14%	17%
F*	-	14%	10%
G*	-	-	24%
H	-	-	10%
I	-	-	10%
Total	56%	47%	86%
* Customers F and G are related parties.